CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net unrealized gain (loss) arising during the period, tax	₨ (39.6)	₨ 110.6	₨ 128.3
Net unrealized gain (loss) arising during the period, tax	11,319.5	(9,478.8)	(2,559.7)
Reclassification adjustment for net (gain)/loss included in net income, tax	₨ 4,541.5	₨ 1,685.7	₨ 2,177.4